SHARE-BASED COMPENSATION - RSUs and RSAs activities (Details) - $ / shares	1 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of RSUs
Exchanged from share options	2,195,928	3,028,913
RSUs
Number of RSUs
Unvested, beginning			22,498,884
Granted			4,154,357
Vested			(21,425,708)
Forfeited			(255,235)
Exchanged from share options			2,195,928
Unvested, ending			7,168,226	22,498,884
Weighted Average Grant Date Fair Value
Unvested, beginning			$ 5.45
Granted			13.19
Vested			3.65
Forfeited			13.75
Exchanged from share options			0.1
Unvested, ending			$ 13.38	$ 5.45
Weighted average remaining contractual life			5 years 1 month 24 days	5 years 8 months 4 days	6 years 5 months 19 days
Vested but not settled (in shares)			25,339,599	3,913,891	3,813,440
RSAs
Number of RSUs
Unvested, beginning			937,500
Vested			(937,500)
Unvested, ending				937,500
Weighted Average Grant Date Fair Value
Unvested, beginning			$ 0.07
Vested			$ 0.07
Unvested, ending				$ 0.07